Pensions and Other Post-employment Benefits - Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Present value of scheme obligations	£ (20,353)	£ (18,774)	£ (19,785)
Actual return on plan assets	(984)	610	(899)
Group [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	4,213	5,055	6,894
Equity, unlisted	8	7	13
Multi-asset funds	2,700	2,997	2,517
Property, listed	55	33
Property, unlisted	607	658	593
Corporate bonds, listed	1,293	1,298	1,220
Corporate bonds, unlisted	349	331	346
Government bonds, listed	6,615	4,916	6,128
Insurance contracts	2,238	1,601	1,556
Other assets	354	883	(987)
Fair value of assets	18,432	17,779	18,280
Present value of scheme obligations	(20,353)	(18,774)	(19,785)
Net surplus/(obligation)	(1,921)	(995)	(1,505)
Actual return on plan assets	1,488	(156)	1,369
Group [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	127	760	538
Group [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(2,048)	(1,755)	(2,043)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	2,904	3,257	4,902
Equity, unlisted	0
Multi-asset funds	2,700	2,997	2,517
Property, listed	0
Property, unlisted	460	423	352
Corporate bonds, listed	297	404	297
Corporate bonds, unlisted	326	306	326
Government bonds, listed	4,923	3,835	5,127
Insurance contracts	1,406	770	849
Other assets	(35)	589	(1,216)
Fair value of assets	12,981	12,581	13,154
Present value of scheme obligations	(13,293)	(12,087)	(13,101)
Net surplus/(obligation)	(312)	494	53
Actual return on plan assets	787	(88)	893
UK [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	70	711	470
UK [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(382)	(217)	(417)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	671	1,280	1,448
Equity, unlisted	0
Multi-asset funds	0
Property, listed	0
Property, unlisted	145	231	209
Corporate bonds, listed	855	783	820
Corporate bonds, unlisted	0
Government bonds, listed	803	286	239
Insurance contracts	0
Other assets	315	228	158
Fair value of assets	2,789	2,808	2,874
Present value of scheme obligations	(3,506)	(3,474)	(3,445)
Net surplus/(obligation)	(717)	(666)	(571)
Actual return on plan assets	356	(123)	394
US [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	0
US [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(717)	(666)	(571)
Rest of World. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	638	518	544
Equity, unlisted	8	7	13
Multi-asset funds	0
Property, listed	55	33
Property, unlisted	2	4	32
Corporate bonds, listed	141	111	103
Corporate bonds, unlisted	23	25	20
Government bonds, listed	889	795	762
Insurance contracts	832	831	707
Other assets	74	66	71
Fair value of assets	2,662	2,390	2,252
Present value of scheme obligations	(3,554)	(3,213)	(3,239)
Net surplus/(obligation)	(892)	(823)	(987)
Actual return on plan assets	345	55	82
Rest of World. [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	57	49	68
Rest of World. [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	£ (949)	£ (872)	£ (1,055)